Customer and Commercial Financing	12 Months Ended
Dec. 31, 2023
Text block [abstract]
Customer and Commercial Financing
9.	CUSTOMER AND COMMERCIAL FINANCING
See accounting policy in Note 2.3.3.

	12.31.2023	12.31.2022
Aircraft	41.0	70.1
Spare parts	29.8	55.1

	70.8	125.2
Fair value adjustment	(4.6)	—
Expected credit losses	(3.4)	(24.0)

	62.8	101.2

Current	8.4	50.8
Non-current	54.4	50.4
The renegotiation of debt with a customer presented in Note 1.1.5 resulted in the derecognition of existing assets, initially classified in this group of accounts, and in the subsequent recognition of modified assets, which, based on the Company’s business model, are presented as financial investments (Note 6) and measured at fair value through profit or loss.
There
are no overdue balances of the customer financing as of December 31, 2023.
The change in allowance for expected credit losses for the years consisted of the following:

	12.31.2023	12.31.2022	12.31.2021
Beginning balance	(24.0)	(5.7)	(19.1)
(Additions)/Reversal	20.6	(18.3)	13.4

Ending balance	(3.4)	(24.0)	(5.7)

Based
on the Company’s assessment, the highest risk rating for financing customers is B- whose expected credit loss is
 30.3%
in the period.
For
additional information on measuring expected credit losses, see Note 27.1.3
As
of December 31, 2023, the maturity schedules of the long-term customer financing are:

Year
2025	18.3
2026	16.1
2027	11.9
Thereafter 2027	8.1

54.4